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                      (BASS, BERRY & SIMS PLC LETTERHEAD)



                                  May 4, 2006


Via Edgar
---------
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 4561
Washington, DC 20549
Attn.: Michael McTiernan, Special Counsel
       Paul Fischer, Staff Attorney


     RE: SPHERIS INC.
         REGISTRATION STATEMENT ON FORM S-4 (No. 333-132641)

Ladies & Gentlemen:

     On behalf of Spheris Inc. (the "Company"), we attach for filing Amendment No. 2 to the Company's Registration Statement on Form S-4, with exhibits, as well as the Company's responses to the comment letter received from the Staff on May 1, 2006.

     Please direct any questions that you may have regarding this filing to Leigh Walton of this firm at (615) 742-6201 or the undersigned at
(615) 742-7705.


                                         Sincerely,



                                         /s/ Laura R. Brothers

                                         LAURA R. BROTHERS